Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes

13. Income Taxes

In January 2013, the American Taxpayer Relief Act of 2012 (the “Act”) was signed into law. The Act retroactively reinstated and extended the controlled foreign corporation look-through rule, which provides for the exclusion of certain foreign earnings from U.S. federal taxation from January 1, 2012 through December 31, 2013. The impact of the Act has been accounted for in the period of enactment. As a result, the Company recognized a related discrete tax benefit of $29 during the three months ended March 31, 2013.

15. Income Taxes

During 2012, the Company recognized a tax benefit of $365, primarily as a result of the release of a significant portion of the valuation allowance in the U.S. The Company continues to maintain a valuation allowance on certain state deferred tax assets, primarily a portion of its state net operating loss carryforwards of $57. In the opinion of management, it is more likely than not that these deferred tax assets will not be realized.

The Company considered all available evidence, both positive and negative, in assessing the need for a valuation allowance. The Company evaluated the need to maintain a valuation allowance for deferred tax assets based on management’s assessment of whether it is more likely than not that deferred tax benefits would be realized through the generation of future taxable income. The reversal of the U.S. valuation allowance was the result of a continuing trend of significant U.S. taxable income starting in tax year 2009, and the expectation that this trend will continue, due to improvements in the U.S. business and the positive impact of the Company’s cost reduction efforts.

Income tax (benefit) expense detail for continuing operations for the years ended December 31, is as follows:

	2012	2011	2010
Current
Federal	$—	$—	$—
State and local	(2)	—	2
Foreign	12	30	45

Total current	10	30	47

Deferred
Federal	(365)	(2)	1
State and local	(8)	—	—
Foreign	(2)	(25)	(13)

Total deferred	(375)	(27)	(12)

Income tax (benefit) expense	$(365)	$3	$35

A reconciliation of the differences between income taxes for continuing operations that were computed at the federal statutory tax rate of 35% and provisions for income taxes for the years ended December 31 follows:

	2012	2011	2010
Income tax (benefit) expense computed at federal statutory tax rate	$(21)	$36	$85
State tax provision, net of federal benefits	—	1	—
Foreign tax rate differential	8	(4)	23
Foreign source (loss) income subject to U.S. taxation	(6)	(15)	25
Other income not deductible for tax	(14)	(6)	(69)
Decrease in the taxes due to changes in valuation allowance	(302)	(7)	(55)
Additional (benefit) tax on foreign unrepatriated earnings	(30)	(2)	1
Additional expense for uncertain tax positions	—	—	25
Changes in enacted tax rates	—	—	(1)
Adjustments of prior year estimates and other	—	—	1

Income tax (benefit) expense	$(365)	$3	$35

The domestic and foreign components of the (loss) income from continuing operations before income taxes for the years ended December 31, is as follows:

	2012	2011	2010
Domestic	$64	$101	$297
Foreign	(124)	2	(53)

Total	$(60)	$103	$244

The tax effects of significant temporary differences and net operating loss and credit carryforwards, which comprise the deferred tax assets and liabilities at December 31, is as follows:

	2012	2011
Assets
Non-pension post-employment	$9	$8
Accrued and other expenses	72	77
Property, plant and equipment	4	3
Loss and credit carryforwards	595	522
Pension liabilities	66	35

Gross deferred tax assets	746	645
Valuation allowance	(141)	(432)

Net deferred tax asset	605	213

Liabilities
Property, plant and equipment	(163)	(168)
Unrepatriated earnings of foreign subsidiaries	(57)	(78)
Intangibles	(34)	(25)

Gross deferred tax liabilities	(254)	(271)

Net deferred tax asset (liability)	$351	$(58)

The following table summarizes the presentation of the net deferred tax asset (liability) in the Consolidated Balance Sheets at December 31:

	2012	2011
Assets
Current deferred income taxes (Other current assets)	$21	$10
Long-term deferred income taxes	348	4
Liabilities
Current deferred income taxes (Other current liabilities)	—	—
Long-term deferred income taxes	(18)	(72)

Net deferred tax asset (liability)	$351	$(58)

MSC Holdings, which is not a member of the registrant, and its eligible subsidiaries file a consolidated U.S. Federal income tax return. Since MSC Holdings is the Company’s parent, the Company can utilize MSC Holdings’ attributes. MSC Holdings’ attributes have been allocated to the Company to the extent that they can be utilized. Tax attributes of $10 related to net operating loss carryforwards have been included in the tables above. The remaining tax attributes of deferred interest deductions in the amount of $23 are not included in the tables above. MSC Holdings determined that certain deferred interest carryforwards had only a remote likelihood of being utilized, therefore, the deferred tax assets and the corresponding valuation allowance were written off in 2012.

As of December 31, 2012, the Company had a $141 valuation allowance for a portion of its net deferred tax assets that management believes, more likely than not, will not be realized. The Company’s deferred tax assets include federal, state and foreign net operating loss carryforwards. The federal net operating loss carryforwards available are $866, which expire starting in 2020. The Company’s deferred assets also include minimum tax credits of $2, which are available indefinitely. No valuation allowance has been provided against these two items. The Company continues to maintain a valuation allowance on certain state deferred tax assets, primarily a portion of its state net operating loss carryforwards of $57. A valuation allowance of $84 has been provided against a portion of foreign net operating loss carryforwards, primarily in Germany and the Netherlands.

During the year, the Company changed its permanent reinvestment assertions related to certain foreign subsidiaries. As a result, during the year ended December 31, 2012, the Company released deferred withholding taxes of $30 which were recorded in prior periods. As of December 31, 2012, the Company had undistributed earnings of certain foreign subsidiaries of $516, on which deferred taxes have not been provided because these earnings are permanently invested outside of the United States. It is not practical to estimate the amount of the deferred tax liability on these undistributed earnings.

The following table summarizes the changes in the valuation allowance for the years ended December 31, 2012, 2011 and 2010:

	Balance at Beginning of Period	Changes in Related Gross Deferred Tax Assets/Liabilities	Charge/Release	Balance at End of Period
Valuation allowance on Deferred tax assets:
Year ended December 31, 2010	$579	$(45)	$(55)	$479
Year ended December 31, 2011	479	(40)	(7)	432
Year ended December 31, 2012	432	11	(302)	141

Examination of Tax Returns

The Company conducts business globally and, as a result, certain of its subsidiaries file income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. In the normal course of business, the Company is subject to examinations by taxing authorities throughout the world, including major jurisdictions such as Brazil, Canada, the Czech Republic, France, Germany, Italy, South Korea, Netherlands and the United States.

The Company is no longer subject to U.S. federal examinations for years before December 31, 2009; however, certain state and foreign tax returns are under examination by various regulatory authorities.

The Company continuously reviews issues that are raised from ongoing examinations and open tax years to evaluate the adequacy of its liabilities. As the various taxing authorities continue with their audit/examination programs, the Company will adjust its reserves accordingly to reflect these settlements.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011
Balance at beginning of year	$80	$85
Additions based on tax positions related to the current year	8	2
Additions for tax positions of prior years	5	1
Reductions for tax positions of prior years	(2)	(1)
Settlements	—	(2)
Foreign currency translation	1	(5)

Balance at end of year	$92	$80

During the year ended December 31, 2012, the Company increased the amount of its unrecognized tax benefits, including its accrual for interest and penalties, by $11, primarily as a result of increases in the unrecognized tax benefit for various intercompany transactions. The Company reduced its unrecognized tax benefit during the year as a result of closure of certain audit examinations. During the years ended December 31, 2012, 2011 and 2010, the Company recognized approximately $(2), $0 and $1, respectively, in interest and penalties. The Company had approximately $25 and $27 accrued for the payment of interest and penalties at December 31, 2012 and 2011, respectively.

$92 of unrecognized tax benefits, if recognized, would affect the effective tax rate. The Company anticipates recognizing a range of $0 to $32 of the total amount of unrecognized tax benefits, exclusive of interest, within the next 12 months as a result of negotiations with foreign jurisdictions and completion of audit examinations.

Recent Developments

In January 2013 the American Taxpayer Relief Act of 2012 (the “Act”) was signed into law. The Act retroactively reinstated and extended the controlled foreign corporation look-through rule, which provides for the exclusion of certain foreign earnings from U.S. federal taxation from January 1, 2012 through December 31, 2013. The Act will be accounted for in the period of enactment. As a result, the Company expects to have a tax benefit of approximately $29 in the first quarter of 2013.